American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2025

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 36.7%
American Century Diversified Corporate Bond ETF	324,082	15,100,536
American Century Focused Dynamic Growth ETF(2)	46,051	4,314,518
American Century Focused Large Cap Value ETF	73,375	4,927,131
American Century Multisector Income ETF	346,566	15,134,433
American Century Quality Diversified International ETF	158,613	8,576,205
American Century Short Duration Strategic Income ETF	31,790	1,631,940
American Century U.S. Quality Growth ETF	130,789	12,723,154
American Century U.S. Quality Value ETF	263,311	15,561,680
Avantis International Equity ETF	74,453	5,133,534
Avantis International Small Cap Value ETF	21,822	1,582,531
Avantis U.S. Equity ETF	163,928	14,856,795
Avantis U.S. Small Cap Value ETF	29,134	2,406,760
TOTAL AFFILIATED FUNDS (Cost $78,351,673)		101,949,217
U.S. TREASURY SECURITIES — 23.3%
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	346,486
U.S. Treasury Bonds, 4.625%, 11/15/44	2,812,000	2,784,759
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,209,125
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	568,320
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	474,672	487,667
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	706,055	552,254
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	693,925	519,667
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	2,913,293	2,143,856
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	660,920	482,918
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	857,906	472,364
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	805,752	743,659
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	264,186	262,456
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,695,459	3,643,767
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,527,530	4,471,244
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,159,200	3,122,599
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,535,175	2,577,572
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,441,200	7,028,552
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,342,448	2,115,668
U.S. Treasury Notes, 4.625%, 2/28/26	11,930,000	11,989,783
U.S. Treasury Notes, 4.25%, 11/30/26	1,500,000	1,512,627
U.S. Treasury Notes, 4.00%, 12/15/27	960,000	970,369
U.S. Treasury Notes, 4.125%, 11/30/29	6,315,000	6,430,940
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,088,398
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,072,900
U.S. Treasury Notes, 4.375%, 11/30/30	6,840,000	7,036,784
U.S. Treasury Notes, 1.875%, 2/15/32(3)	1,200,000	1,053,820
TOTAL U.S. TREASURY SECURITIES (Cost $67,881,379)		64,688,554
COMMON STOCKS — 18.8%
Aerospace and Defense — 0.3%
AAR Corp.(2)	374	19,994
ATI, Inc.(2)	369	20,066
Axon Enterprise, Inc.(2)	162	99,355
Babcock International Group PLC	994	10,708
Curtiss-Wright Corp.	210	72,427

Exosens SAS(2)	237	9,224
Hexcel Corp.	1,932	93,644
Howmet Aerospace, Inc.	929	128,741
Huntington Ingalls Industries, Inc.	90	20,731
L3Harris Technologies, Inc.	849	186,797
Rheinmetall AG	47	80,043
		741,730
Air Freight and Logistics — 0.1%
Cargojet, Inc.(4)	225	13,922
Deutsche Post AG	2,186	93,403
FedEx Corp.	174	36,598
Logista Integral SA	368	12,581
		156,504
Automobile Components — 0.2%
BorgWarner, Inc.	2,463	69,900
Cie Generale des Etablissements Michelin SCA	1,502	54,922
Continental AG	1,594	124,610
Gentex Corp.	2,475	53,906
Hyundai Mobis Co. Ltd.	668	125,389
Linamar Corp.	1,022	37,504
		466,231
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,563	132,570
Ferrari NV	299	136,876
Kia Corp.	800	50,843
Mercedes-Benz Group AG	1,972	117,903
Tesla, Inc.(2)	562	158,574
Volvo Car AB, Class B(2)	16,664	28,424
		625,190
Banks — 1.0%
Bancorp, Inc.(2)	433	20,918
Bank Central Asia Tbk. PT	227,500	120,960
Bank of America Corp.	2,898	115,572
Bankinter SA	1,601	18,650
Barclays PLC	43,443	173,061
BAWAG Group AG(2)	104	11,399
BNP Paribas SA	679	57,531
BPER Banca SpA	2,684	21,800
Commerce Bancshares, Inc.	3,193	193,943
Commerzbank AG	2,850	75,433
First Hawaiian, Inc.	2,084	47,640
Fukuoka Financial Group, Inc.	100	2,642
Hana Financial Group, Inc.	2,207	100,088
ING Groep NV, Series N	4,784	92,902
JPMorgan Chase & Co.	815	199,365
Mebuki Financial Group, Inc.	4,800	23,453
NU Holdings Ltd., Class A(2)	13,364	166,115
PNC Financial Services Group, Inc.	772	124,053
Prosperity Bancshares, Inc.	458	31,098
Rakuten Bank Ltd.(2)	2,100	88,321
Regions Financial Corp.	4,486	91,559
Societe Generale SA	6,408	334,107
Suruga Bank Ltd.(4)	1,600	14,173
Triumph Financial, Inc.(2)	283	15,118
Truist Financial Corp.	5,940	227,740

U.S. Bancorp	6,066	244,702
Westamerica Bancorporation	1,336	64,702
Woori Financial Group, Inc.	2,992	37,258
		2,714,303
Beverages — 0.1%
Celsius Holdings, Inc.(2)	486	16,991
Heineken NV	1,042	93,275
Lifedrink Co., Inc.	800	9,521
PepsiCo, Inc.	702	95,177
Pernod Ricard SA	1,118	121,186
		336,150
Biotechnology — 0.3%
AbbVie, Inc.	601	117,255
ADMA Biologics, Inc.(2)	1,150	27,370
Alkermes PLC(2)	523	15,047
Alnylam Pharmaceuticals, Inc.(2)	473	124,512
Amicus Therapeutics, Inc.(2)	6,310	48,461
Arcutis Biotherapeutics, Inc.(2)	880	13,121
Argenx SE, ADR(2)	44	28,386
Biohaven Ltd.(2)	327	7,233
BioMarin Pharmaceutical, Inc.(2)	643	40,953
Blueprint Medicines Corp.(2)	188	16,826
Bridgebio Pharma, Inc.(2)	515	19,755
Celldex Therapeutics, Inc.(2)	344	7,165
Centessa Pharmaceuticals PLC, ADR(2)(4)	495	6,786
Crinetics Pharmaceuticals, Inc.(2)	331	11,052
CSL Ltd.	555	89,085
Cytokinetics, Inc.(2)	193	8,268
Halozyme Therapeutics, Inc.(2)	382	23,462
Insmed, Inc.(2)	442	31,824
Madrigal Pharmaceuticals, Inc.(2)(4)	82	27,381
Metsera, Inc.(2)	151	3,640
Mineralys Therapeutics, Inc.(2)	427	6,068
Natera, Inc.(2)	729	110,028
Newamsterdam Pharma Co. NV(2)(4)	176	3,367
Nuvalent, Inc., Class A(2)	137	10,515
Revolution Medicines, Inc.(2)	365	14,739
Scholar Rock Holding Corp.(2)	347	11,420
Telix Pharmaceuticals Ltd.(2)(4)	1,021	17,749
Twist Bioscience Corp.(2)	399	15,290
Vaxcyte, Inc.(2)	321	11,505
Vera Therapeutics, Inc.(2)	230	5,375
Vertex Pharmaceuticals, Inc.(2)	134	68,273
Viking Therapeutics, Inc.(2)	152	4,388
		946,299
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.	1,700	25,381
Alibaba Group Holding Ltd., ADR	951	113,578
Amazon.com, Inc.(2)	2,123	391,523
Ollie's Bargain Outlet Holdings, Inc.(2)	126	13,370
Ryohin Keikaku Co. Ltd.	3,500	118,302
		662,154
Building Products — 0.2%
A.O. Smith Corp.	1,111	75,393
Cie de Saint-Gobain SA	791	85,996

Fortune Brands Innovations, Inc.	392	21,097
Hayward Holdings, Inc.(2)	2,883	38,430
Janus International Group, Inc.(2)	1,694	11,655
JELD-WEN Holding, Inc.(2)	1,604	8,854
Johnson Controls International PLC	3,503	293,902
Sanwa Holdings Corp.	300	9,847
Trex Co., Inc.(2)	566	32,726
		577,900
Capital Markets — 0.8%
Ameriprise Financial, Inc.	223	105,038
ARES Management Corp., Class A	1,415	215,830
Bank of New York Mellon Corp.	1,174	94,401
Blackrock, Inc.	80	73,141
Coinbase Global, Inc., Class A(2)	536	108,749
flatexDEGIRO AG	653	17,185
Hamilton Lane, Inc., Class A	205	31,671
Intercontinental Exchange, Inc.	355	59,629
Intermediate Capital Group PLC	308	7,748
KKR & Co., Inc.	512	58,506
London Stock Exchange Group PLC	1,437	223,757
LPL Financial Holdings, Inc.	776	248,157
Marex Group PLC	515	22,840
Morgan Stanley	1,146	132,271
MSCI, Inc.	347	189,153
Northern Trust Corp.	2,431	228,465
P10, Inc., Class A	988	10,937
Partners Group Holding AG	19	24,895
Raymond James Financial, Inc.	493	67,561
S&P Global, Inc.	259	129,513
St. James's Place PLC	1,139	14,358
Swissquote Group Holding SA	25	12,905
T. Rowe Price Group, Inc.	1,055	93,420
TPG, Inc.	976	45,335
XP, Inc., Class A	6,134	98,758
		2,314,223
Chemicals — 0.3%
Air Liquide SA	754	154,931
Akzo Nobel NV(4)	1,453	91,734
Arkema SA	894	67,967
Avient Corp.	1,141	38,007
DSM-Firmenich AG	924	100,377
Ecolab, Inc.	332	83,475
Element Solutions, Inc.	4,182	85,355
FUCHS SE, Preference Shares	178	8,925
Linde PLC	276	125,091
PPG Industries, Inc.	778	84,693
Resonac Holdings Corp.	500	9,094
Sensient Technologies Corp.	138	12,965
Tokyo Ohka Kogyo Co. Ltd.	700	15,400
		878,014
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	1,757	85,636
Casella Waste Systems, Inc., Class A(2)	451	52,970
Clean Harbors, Inc.(2)	125	26,742
Copart, Inc.(2)	920	56,148

Daiei Kankyo Co. Ltd.	800	16,390
GFL Environmental, Inc.	2,541	126,796
Republic Services, Inc.	910	228,182
SPIE SA	262	12,841
		605,705
Communications Equipment — 0.1%
Arista Networks, Inc.(2)	658	54,134
Ciena Corp.(2)	485	32,573
Extreme Networks, Inc.(2)	1,268	16,687
F5, Inc.(2)	235	62,214
Motorola Solutions, Inc.	245	107,895
		273,503
Construction and Engineering — 0.1%
AtkinsRealis Group, Inc.	227	11,241
Construction Partners, Inc., Class A(2)	380	31,213
Eiffage SA	558	75,929
EMCOR Group, Inc.	208	83,346
Kinden Corp.	900	23,296
Sterling Infrastructure, Inc.(2)	173	25,851
Ventia Services Group Pty. Ltd.	5,443	14,737
Vinci SA	668	93,832
		359,445
Construction Materials — 0.1%
CRH PLC	1,278	121,947
Eagle Materials, Inc.	403	91,235
Knife River Corp.(2)	153	14,287
Martin Marietta Materials, Inc.	83	43,490
Titan America SA(2)	1,219	16,127
Vulcan Materials Co.	348	91,291
Wienerberger AG	80	2,809
		381,186
Consumer Finance — 0.0%
American Express Co.	312	83,120
Cembra Money Bank AG	141	17,020
Dave, Inc.(2)	126	11,947
Zip Co. Ltd.(2)	5,383	6,030
		118,117
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.	552	41,712
Casey's General Stores, Inc.	146	67,538
Costco Wholesale Corp.	94	93,483
Kobe Bussan Co. Ltd.	200	6,112
Koninklijke Ahold Delhaize NV	2,840	116,608
Maplebear, Inc.(2)	1,351	53,891
Marks & Spencer Group PLC	2,951	15,335
PriceSmart, Inc.	207	21,009
Redcare Pharmacy NV(2)	92	13,748
Sysco Corp.	1,235	88,179
Tsuruha Holdings, Inc.(4)	200	16,088
		533,703
Containers and Packaging — 0.2%
Ball Corp.	904	46,954
Graphic Packaging Holding Co.	7,999	202,454
Packaging Corp. of America	629	116,749

Verallia SA	5,601	187,289
		553,446
Distributors — 0.1%
D'ieteren Group	67	13,380
LKQ Corp.	1,280	48,909
Pool Corp.	414	121,360
		183,649
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	1,075	134,827
Duolingo, Inc.(2)	445	173,319
OneSpaWorld Holdings Ltd.	1,229	20,524
Stride, Inc.(2)	261	37,127
		365,797
Diversified REITs — 0.1%
British Land Co. PLC	17,897	94,154
Essential Properties Realty Trust, Inc.	2,173	69,905
Merlin Properties Socimi SA(4)	4,799	54,422
Mirvac Group	46,796	68,259
Stockland	29,114	102,313
		389,053
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	760	30,757
Gamma Communications PLC	434	7,748
Globalstar, Inc.(2)	361	6,938
Orange SA	2,166	31,424
Verizon Communications, Inc.	1,936	85,300
		162,167
Electric Utilities — 0.3%
Evergy, Inc.	2,207	152,504
Eversource Energy	2,915	173,384
Iberdrola SA	7,582	136,672
NextEra Energy, Inc.	2,487	166,331
PPL Corp.	1,687	61,575
Xcel Energy, Inc.	1,930	136,451
		826,917
Electrical Equipment — 0.3%
AMETEK, Inc.	297	50,365
Eaton Corp. PLC	282	83,012
Emerson Electric Co.	1,076	113,099
Furukawa Electric Co. Ltd.	200	6,316
GE Vernova, Inc.	101	37,453
Hubbell, Inc.	156	56,656
Legrand SA	532	58,467
nVent Electric PLC	949	52,110
Regal Rexnord Corp.	155	16,405
Schneider Electric SE	440	102,804
Siemens Energy AG(2)	2,036	157,146
SWCC Corp.(4)	400	18,177
Vertiv Holdings Co., Class A	1,253	106,981
		858,991
Electronic Equipment, Instruments and Components — 0.1%
CDW Corp.	290	46,562
Keyence Corp.	300	125,427
Keysight Technologies, Inc.(2)	129	18,757
Littelfuse, Inc.	118	21,513

Mirion Technologies, Inc., Class A(2)	1,464	23,102
TE Connectivity PLC	904	132,327
		367,688
Energy Equipment and Services — 0.1%
Aris Water Solutions, Inc., Class A	245	6,115
Baker Hughes Co.	3,397	120,254
DOF Group ASA(2)	1,392	10,916
Expro Group Holdings NV(2)	2,365	19,558
SBM Offshore NV(4)	528	11,101
Schlumberger NV	3,075	102,244
Subsea 7 SA	1,041	15,762
TechnipFMC PLC	213	6,000
Transocean Ltd.(2)	7,607	16,203
		308,153
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	68	8,057
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	18,975
Netflix, Inc.(2)	75	84,879
Spotify Technology SA(2)	181	111,131
		223,042
Financial Services — 0.3%
Adyen NV(2)	72	116,511
Block, Inc.(2)	546	31,925
Corpay, Inc.(2)	552	179,604
Fiserv, Inc.(2)	390	71,982
Mastercard, Inc., Class A	410	224,705
Payoneer Global, Inc.(2)	564	3,965
Shift4 Payments, Inc., Class A(2)(4)	207	16,933
Visa, Inc., Class A	336	116,088
		761,713
Food Products — 0.2%
AAK AB	163	4,263
Aryzta AG(2)	4,661	11,690
Conagra Brands, Inc.	5,703	140,921
Freshpet, Inc.(2)	187	13,752
General Mills, Inc.	1,829	103,777
Kerry Group PLC, Class A	1,217	128,834
Mondelez International, Inc., Class A	1,177	80,189
Toyo Suisan Kaisha Ltd.	200	12,929
Vital Farms, Inc.(2)	590	20,202
		516,557
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	700	12,911
ONE Gas, Inc.	1,621	127,265
Spire, Inc.	1,685	128,970
		269,146
Ground Transportation — 0.3%
CSX Corp.	5,948	166,960
Knight-Swift Transportation Holdings, Inc.	574	22,484
Kyushu Railway Co.	600	15,529
Norfolk Southern Corp.	1,389	311,205
Schneider National, Inc., Class B	714	15,344
Uber Technologies, Inc.(2)	849	68,777
Union Pacific Corp.	359	77,422

XPO, Inc.(2)	924	98,055
		775,776
Health Care Equipment and Supplies — 0.6%
Alphatec Holdings, Inc.(2)	2,966	32,567
Becton Dickinson & Co.	970	200,877
Dexcom, Inc.(2)	2,132	152,182
Eckert & Ziegler SE	153	10,459
Envista Holdings Corp.(2)	4,895	78,712
GE HealthCare Technologies, Inc.	2,401	168,862
Hologic, Inc.(2)	1,437	83,633
IDEXX Laboratories, Inc.(2)	346	149,697
Insulet Corp.(2)	476	120,090
Integer Holdings Corp.(2)	160	20,210
Intuitive Surgical, Inc.(2)	168	86,654
Medtronic PLC	1,467	124,343
SI-BONE, Inc.(2)	1,392	19,001
Terumo Corp.	6,800	130,157
UFP Technologies, Inc.(2)	127	26,485
Ypsomed Holding AG(4)	18	7,669
Zimmer Biomet Holdings, Inc.	3,646	375,720
		1,787,318
Health Care Providers and Services — 0.6%
Cardinal Health, Inc.	393	55,527
Cencora, Inc.	818	239,404
Centene Corp.(2)	1,795	107,431
Chartwell Retirement Residences	10,229	128,438
Cigna Group	315	107,113
Encompass Health Corp.	267	31,236
Ensign Group, Inc.	279	35,988
Galenica AG	70	7,332
HealthEquity, Inc.(2)	276	23,659
Henry Schein, Inc.(2)	3,821	248,250
Labcorp Holdings, Inc.	948	228,477
NeoGenomics, Inc.(2)	1,719	10,993
Pediatrix Medical Group, Inc.(2)	861	11,090
Quest Diagnostics, Inc.	543	96,773
RadNet, Inc.(2)	555	29,071
Talkspace, Inc.(2)	2,879	8,839
UnitedHealth Group, Inc.	406	167,045
Universal Health Services, Inc., Class B	448	79,327
		1,615,993
Health Care REITs — 0.4%
Aedifica SA	885	70,832
American Healthcare REIT, Inc.	1,607	51,874
CareTrust REIT, Inc.	3,155	92,347
Healthpeak Properties, Inc.	5,792	103,329
Ventas, Inc.	5,028	352,362
Welltower, Inc.	2,643	403,295
		1,074,039
Health Care Technology — 0.0%
Phreesia, Inc.(2)	504	12,580
Pro Medicus Ltd.	41	6,012
Schrodinger, Inc.(2)	521	13,353

Veeva Systems, Inc., Class A(2)	375	87,634
		119,579
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	2,406	33,973
Invincible Investment Corp.	50	20,665
Japan Hotel REIT Investment Corp.	36	17,802
		72,440
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	732	89,246
Booking Holdings, Inc.	14	71,390
Brinker International, Inc.(2)	188	25,248
Chipotle Mexican Grill, Inc.(2)	4,540	229,361
DoorDash, Inc., Class A(2)	411	79,278
GENDA, Inc.(2)(4)	1,500	11,497
Guzman y Gomez Ltd.(2)(4)	362	7,452
Hilton Worldwide Holdings, Inc.	1,369	308,682
Life Time Group Holdings, Inc.(2)	715	21,922
MakeMyTrip Ltd.(2)	985	103,248
Planet Fitness, Inc., Class A(2)	348	32,917
Round One Corp.	1,500	9,311
Sodexo SA	774	49,131
Trip.com Group Ltd., ADR	1,689	99,634
Viking Holdings Ltd.(2)	1,312	53,831
Whitbread PLC	3,263	113,327
		1,305,475
Household Durables — 0.2%
Barratt Redrow PLC	10,880	67,828
Breville Group Ltd.(4)	119	2,182
Champion Homes, Inc.(2)	263	22,749
De' Longhi SpA	306	9,470
Mohawk Industries, Inc.(2)	909	96,672
Taylor Wimpey PLC	87,989	138,258
TopBuild Corp.(2)	222	65,659
		402,818
Household Products — 0.3%
Church & Dwight Co., Inc.	2,008	199,475
Colgate-Palmolive Co.	511	47,109
Henkel AG & Co. KGaA, Preference Shares	1,274	98,947
Kimberly-Clark Corp.	1,055	139,028
Procter & Gamble Co.	941	152,978
Reckitt Benckiser Group PLC	4,092	264,124
		901,661
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	108	23,229
TransAlta Corp.	1,365	12,169
Vistra Corp.	1,367	177,204
		212,602
Industrial Conglomerates — 0.0%
Hitachi Ltd.	1,700	42,016
Honeywell International, Inc.	393	82,727
		124,743
Industrial REITs — 0.3%
EastGroup Properties, Inc.	477	77,951
Goodman Group	8,788	168,236
Prologis, Inc.	4,503	460,207

STAG Industrial, Inc.	1,084	35,804
Tritax Big Box REIT PLC	7,786	14,894
Warehouses De Pauw CVA(2)	2,071	52,898
		809,990
Insurance — 0.5%
Aegon Ltd.	11,064	71,163
Allstate Corp.	468	92,846
Beazley PLC	1,129	13,377
Goosehead Insurance, Inc., Class A	152	14,776
Hanover Insurance Group, Inc.	429	71,257
HCI Group, Inc.	126	18,434
Just Group PLC	4,385	8,271
Kinsale Capital Group, Inc.	45	19,587
Marsh & McLennan Cos., Inc.	305	68,768
MetLife, Inc.	1,139	85,846
NN Group NV	396	24,283
Palomar Holdings, Inc.(2)	214	31,034
Progressive Corp.	255	71,844
Prudential PLC	15,541	165,244
Reinsurance Group of America, Inc.	847	158,652
Root, Inc., Class A(2)	154	21,509
Ryan Specialty Holdings, Inc., Class A	1,947	127,548
Storebrand ASA	1,411	17,036
Willis Towers Watson PLC	709	218,230
		1,299,705
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A	2,677	425,108
CAR Group Ltd.	351	7,492
Hemnet Group AB(2)	426	14,623
Meta Platforms, Inc., Class A	498	273,402
Pinterest, Inc., Class A(2)	3,751	94,975
QuinStreet, Inc.(2)	1,170	20,498
Scout24 SE	166	19,783
Tencent Holdings Ltd.	2,800	171,503
		1,027,384
IT Services — 0.4%
Accenture PLC, Class A	363	108,592
Alten SA	45	3,814
Amdocs Ltd.	1,582	140,134
BIPROGY, Inc.	300	9,797
Cloudflare, Inc., Class A(2)	1,683	203,273
Cognizant Technology Solutions Corp., Class A	1,451	106,750
Globant SA(2)	72	8,465
Grid Dynamics Holdings, Inc.(2)	515	7,292
International Business Machines Corp.	480	116,074
MongoDB, Inc.(2)	614	105,712
NEC Corp.	6,000	146,057
NEXTDC Ltd.(2)(4)	515	3,910
SCSK Corp.	500	13,078
		972,948
Leisure Products — 0.0%
MIPS AB(4)	103	3,630
Technogym SpA	323	4,365
Thule Group AB(4)	119	2,712
YETI Holdings, Inc.(2)	694	19,814

Yonex Co. Ltd.	500	8,181
		38,702
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	661	71,124
Avantor, Inc.(2)	2,257	29,318
Bio-Techne Corp.	519	26,132
Danaher Corp.	556	110,827
ICON PLC(2)	417	63,150
IQVIA Holdings, Inc.(2)	1,355	210,120
Lonza Group AG	219	157,354
Mettler-Toledo International, Inc.(2)	36	38,541
Qiagen NV(2)	880	37,620
Siegfried Holding AG(2)(4)	100	11,906
Thermo Fisher Scientific, Inc.	171	73,359
West Pharmaceutical Services, Inc.	543	114,730
		944,181
Machinery — 0.4%
Albany International Corp., Class A	466	30,644
CNH Industrial NV	1,598	18,489
Crane Co.	490	78,880
Cummins, Inc.	463	136,048
Daimler Truck Holding AG	1,546	62,113
Deere & Co.	122	56,554
Doosan Bobcat, Inc.	219	7,529
Dover Corp.	303	51,707
Fluidra SA(4)	239	5,533
Gates Industrial Corp. PLC(2)	2,694	50,970
Georg Fischer AG(4)	71	5,134
Konecranes OYJ	232	15,544
Organo Corp.(4)	200	9,574
Oshkosh Corp.	2,116	177,236
Parker-Hannifin Corp.	96	58,086
RBC Bearings, Inc.(2)	72	23,657
RENK Group AG	321	19,338
Sulzer AG	65	11,002
Timken Co.	1,362	87,509
Toro Co.	715	48,820
Weir Group PLC	2,088	62,940
Xylem, Inc.	747	90,066
		1,107,373
Media — 0.2%
CyberAgent, Inc.(4)	1,400	11,984
Fox Corp., Class B	697	32,229
Interpublic Group of Cos., Inc.	3,742	93,999
Magnite, Inc.(2)	1,609	19,131
New York Times Co., Class A	148	7,705
Omnicom Group, Inc.	1,160	88,345
Trade Desk, Inc., Class A(2)	1,328	71,221
WPP PLC	11,227	87,038
		411,652
Metals and Mining — 0.1%
Acerinox SA	719	8,126
Alamos Gold, Inc., Class A	766	21,898
Capstone Copper Corp.(2)	1,569	7,557
Carpenter Technology Corp.	198	38,731

GMK Norilskiy Nickel PAO(2)(5)	94,900	1
Reliance, Inc.	370	106,645
Sandfire Resources Ltd.(2)(4)	1,196	7,617
Torex Gold Resources, Inc.(2)	712	23,060
Vale SA	3,300	30,754
		244,389
Multi-Utilities — 0.1%
Hera SpA	2,028	9,601
Northwestern Energy Group, Inc.	3,208	186,802
WEC Energy Group, Inc.	92	10,076
		206,479
Office REITs — 0.1%
Cousins Properties, Inc.	1,130	31,120
Mindspace Business Parks REIT	3,117	14,217
Orix JREIT, Inc.	44	55,417
Vornado Realty Trust	1,020	35,985
		136,739
Oil, Gas and Consumable Fuels — 0.5%
Cheniere Energy, Inc.	367	84,817
ConocoPhillips	589	52,492
Coterra Energy, Inc.	4,345	106,713
Diamondback Energy, Inc.	555	73,266
Eni SpA	2,284	32,710
Enterprise Products Partners LP	8,430	252,057
EOG Resources, Inc.	298	32,878
EQT Corp.	814	40,244
Expand Energy Corp.	662	68,782
Gaztransport Et Technigaz SA	125	20,375
Kosmos Energy Ltd.(2)	7,108	10,946
Occidental Petroleum Corp.	1,928	75,983
Parkland Corp.	2,234	56,279
Permian Resources Corp.	3,750	44,250
Repsol SA	9,061	110,759
Shell PLC	1,382	44,600
Targa Resources Corp.	899	153,639
		1,260,790
Paper and Forest Products — 0.0%
Mondi PLC	4,358	66,151
Passenger Airlines — 0.0%
Southwest Airlines Co.	4,307	120,424
Personal Care Products — 0.1%
elf Beauty, Inc.(2)	142	8,786
Estee Lauder Cos., Inc., Class A	1,639	98,274
Kenvue, Inc.	9,107	214,925
		321,985
Pharmaceuticals — 0.5%
ALK-Abello AS(2)	535	12,471
AstraZeneca PLC	953	136,533
Bristol-Myers Squibb Co.	690	34,638
Camurus AB(2)	127	8,162
CorMedix, Inc.(2)(4)	385	3,538
Edgewise Therapeutics, Inc.(2)	412	6,757
Eli Lilly & Co.	196	176,194
Galderma Group AG	715	83,044
GSK PLC	11,370	224,929

Haleon PLC	18,312	92,144
Hikma Pharmaceuticals PLC	1,276	33,814
Merck & Co., Inc.	636	54,187
Novo Nordisk AS, Class B	693	46,335
Roche Holding AG	299	97,769
Sanofi SA	1,248	136,521
Sanofi SA, ADR	1,120	61,544
Verona Pharma PLC, ADR(2)	135	9,730
Zoetis, Inc.	541	84,612
		1,302,922
Professional Services — 0.4%
Adecco Group AG	5,998	156,105
ALS Ltd.	1,974	21,660
Automatic Data Processing, Inc.	202	60,721
BayCurrent, Inc.	400	21,553
CACI International, Inc., Class A(2)	37	16,941
Equifax, Inc.	194	50,465
Experian PLC	2,753	136,965
First Advantage Corp.(2)	1,222	17,230
Korn Ferry	404	24,927
Paylocity Holding Corp.(2)	126	24,205
Randstad NV	3,263	130,976
RELX PLC	2,814	153,574
TechnoPro Holdings, Inc.	600	13,380
Teleperformance SE	1,418	155,491
Verisk Analytics, Inc.	498	147,622
Verra Mobility Corp.(2)	1,075	23,435
		1,155,250
Real Estate Management and Development — 0.1%
Colliers International Group, Inc.	94	11,221
CTP NV	3,349	62,905
FirstService Corp.	72	12,638
FirstService Corp. (Toronto)	181	31,768
Katitas Co. Ltd.	800	11,591
Mitsui Fudosan Co. Ltd.	12,400	122,892
PSP Swiss Property AG	90	16,026
Savills PLC	200	2,480
Sumitomo Realty & Development Co. Ltd.	700	26,072
TAG Immobilien AG(2)	461	7,506
Tokyo Tatemono Co. Ltd.	4,100	73,506
		378,605
Residential REITs — 0.4%
Advance Residence Investment Corp.	36	37,095
American Homes 4 Rent, Class A	1,812	67,751
AvalonBay Communities, Inc.	484	101,630
Camden Property Trust	349	39,716
Comforia Residential REIT, Inc.	11	21,384
Equity LifeStyle Properties, Inc.	514	33,297
Equity Residential	2,343	164,619
Essex Property Trust, Inc.	615	171,677
Invitation Homes, Inc.	3,570	122,058
Mid-America Apartment Communities, Inc.	769	122,771
Nippon Accommodations Fund, Inc.	43	35,078
Sun Communities, Inc.	252	31,356
UDR, Inc.	1,662	69,605

UNITE Group PLC	8,467	97,278
		1,115,315
Retail REITs — 0.4%
Agree Realty Corp.(4)	2,229	172,993
CapitaLand Integrated Commercial Trust	44,400	73,069
Charter Hall Retail REIT	7,451	17,798
Frasers Centrepoint Trust	24,700	42,790
Japan Metropolitan Fund Invest	98	65,295
Kite Realty Group Trust	1,679	36,350
Link REIT	14,120	66,108
Realty Income Corp.	3,286	190,128
Regency Centers Corp.	1,980	142,916
Scentre Group	44,212	102,428
Simon Property Group, Inc.	1,120	176,266
Unibail-Rodamco-Westfield	728	61,629
Urban Edge Properties	2,700	48,789
		1,196,559
Semiconductors and Semiconductor Equipment — 0.7%
Analog Devices, Inc.	1,023	199,403
Applied Materials, Inc.	78	11,755
ARM Holdings PLC, ADR(2)	174	19,845
ASML Holding NV	241	161,335
Broadcom, Inc.	1,371	263,876
Credo Technology Group Holding Ltd.(2)	380	16,359
Ichor Holdings Ltd.(2)	484	9,574
Impinj, Inc.(2)	114	10,503
Lattice Semiconductor Corp.(2)	800	39,144
MACOM Technology Solutions Holdings, Inc.(2)	191	19,816
Marvell Technology, Inc.	538	31,403
Melexis NV(4)	69	4,141
Monolithic Power Systems, Inc.	198	117,434
Nova Ltd.(2)	61	11,969
NVIDIA Corp.	5,351	582,831
NXP Semiconductors NV	170	31,333
Onto Innovation, Inc.(2)	78	9,514
Power Integrations, Inc.	296	14,539
Rambus, Inc.(2)	387	18,882
Silicon Laboratories, Inc.(2)	233	23,710
SUMCO Corp.	14,500	99,993
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	255,011
Teradyne, Inc.	1,203	89,275
Tower Semiconductor Ltd.(2)	189	6,762
		2,048,407
Software — 1.5%
ACI Worldwide, Inc.(2)	638	34,044
Agilysys, Inc.(2)	181	13,457
AppLovin Corp., Class A(2)	864	232,684
BlackLine, Inc.(2)	374	17,664
Cadence Design Systems, Inc.(2)	739	220,030
Crowdstrike Holdings, Inc., Class A(2)	131	56,182
CyberArk Software Ltd.(2)	118	41,555
Datadog, Inc., Class A(2)	1,700	173,672
Descartes Systems Group, Inc.(2)	146	15,375
Docusign, Inc.(2)	1,435	117,311
Dynatrace, Inc.(2)	916	43,025

Elastic NV(2)	138	11,896
Fair Isaac Corp.(2)	121	240,751
Guidewire Software, Inc.(2)	894	183,064
HubSpot, Inc.(2)	319	195,069
Kinaxis, Inc.(2)	87	11,747
Klaviyo, Inc., Class A(2)	538	16,377
Manhattan Associates, Inc.(2)	485	86,034
Microsoft Corp.	2,247	888,149
nCino, Inc.(2)(4)	543	12,598
Onestream, Inc.(2)	589	12,605
Open Text Corp.	1,524	41,256
Palantir Technologies, Inc., Class A(2)	6,027	713,838
Q2 Holdings, Inc.(2)	250	19,813
Salesforce, Inc.	220	59,116
Samsara, Inc., Class A(2)	1,084	42,991
SAP SE	792	231,730
ServiceNow, Inc.(2)	48	45,841
SimilarWeb Ltd.(2)	784	5,911
Tenable Holdings, Inc.(2)	404	12,350
Workday, Inc., Class A(2)	325	79,625
Zscaler, Inc.(2)	778	175,960
		4,051,720
Specialized REITs — 0.7%
American Tower Corp.	566	127,582
Big Yellow Group PLC	3,026	40,739
CubeSmart	1,564	63,608
Digital Realty Trust, Inc.	1,086	174,347
Equinix, Inc.	543	467,387
Iron Mountain, Inc.	918	82,317
Keppel DC REIT	37,400	61,876
National Storage Affiliates Trust	275	10,230
Public Storage	1,295	389,057
SBA Communications Corp.	541	131,679
Smartstop Self Storage REIT, Inc.	738	25,933
VICI Properties, Inc.	11,705	374,794
		1,949,549
Specialty Retail — 0.3%
Aritzia, Inc.(2)	276	9,708
Auto1 Group SE(2)	906	21,769
Boot Barn Holdings, Inc.(2)	216	22,537
Burlington Stores, Inc.(2)	604	135,924
CarMax, Inc.(2)	472	30,524
Home Depot, Inc.	479	172,675
JB Hi-Fi Ltd.	306	20,278
Sanrio Co. Ltd.	200	7,969
TJX Cos., Inc.	1,037	133,441
Tractor Supply Co.	1,567	79,322
Warby Parker, Inc., Class A(2)	1,376	22,718
Zalando SE(2)	3,628	132,481
		789,346
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	2,456	521,900
HP, Inc.	5,109	130,637
Samsung Electronics Co. Ltd.	5,625	219,474

Super Micro Computer, Inc.(2)(4)	1,100	35,046
		907,057
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	900	19,345
Cie Financiere Richemont SA, Class A	417	73,686
Deckers Outdoor Corp.(2)	215	23,829
On Holding AG, Class A(2)	2,704	130,089
		246,949
Tobacco — 0.1%
British American Tobacco PLC	3,304	143,917
KT&G Corp.	308	24,860
		168,777
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	57	13,867
Beijer Ref AB(4)	191	2,913
Bunzl PLC	4,355	136,854
Core & Main, Inc., Class A(2)	1,559	82,128
Diploma PLC	351	18,625
Ferguson Enterprises, Inc.	249	42,245
Herc Holdings, Inc.	57	6,238
MonotaRO Co. Ltd.(4)	5,500	105,781
MSC Industrial Direct Co., Inc., Class A	2,546	194,718
Rexel SA	2,886	80,184
SGH Ltd.	475	15,535
SiteOne Landscape Supply, Inc.(2)	256	29,391
Sojitz Corp.	600	14,195
Sumitomo Corp.	4,900	119,640
United Rentals, Inc.	75	47,359
WESCO International, Inc.	537	87,509
		997,182
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	59	14,867
TOTAL COMMON STOCKS (Cost $40,961,637)		52,160,517
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.7%
FHLMC, 6.00%, 2/1/38	37,978	39,811
FHLMC, 4.50%, 10/1/52	2,767,828	2,653,463
FHLMC, 5.50%, 12/1/52	1,299,159	1,301,099
FHLMC, 5.00%, 6/1/53	1,388,175	1,363,740
FNMA, 3.50%, 9/1/52	3,039,806	2,748,785
FNMA, 4.50%, 10/1/52	2,761,865	2,647,382
FNMA, 5.50%, 3/1/54	1,537,649	1,538,638
GNMA, 2.00%, TBA	1,682,000	1,372,654
GNMA, 5.50%, TBA	2,744,000	2,743,389
GNMA, 7.50%, 2/15/26	759	760
GNMA, 8.25%, 7/15/26	2,701	2,710
GNMA, 7.00%, 12/15/27	4,473	4,500
GNMA, 6.50%, 3/15/28	2,985	3,017
GNMA, 6.00%, 10/15/28	2,791	2,867
GNMA, 7.00%, 5/15/31	1,372	1,430
GNMA, 6.50%, 10/15/38	133,212	140,181
GNMA, 4.50%, 6/15/41	54,363	53,204
GNMA, 3.50%, 6/20/42	84,169	78,428
UMBS, 4.00%, TBA	3,384,000	3,154,153

UMBS, 5.00%, TBA		6,616,000	6,477,399
UMBS, 5.50%, TBA		3,419,000	3,412,153
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,547,013)			29,739,763
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.4%
Australia — 0.2%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	248,298
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	180,140
			428,438
Austria — 0.7%
Republic of Austria Government Bonds, 3.45%, 10/20/30(6)	EUR	1,700,000	2,041,704
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	800,000	904,045
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	58,269
			962,314
Canada — 0.3%
Province of British Columbia, 2.85%, 6/18/25	CAD	684,000	496,245
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	274,701
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,938
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	63,797
			860,681
China — 0.7%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,833,406
Colombia — 0.3%
Colombia Government International Bonds, 3.25%, 4/22/32		900,000	696,333
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	6,500,000,000	395,555
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	68,561
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	388,967
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	47,500,000	239,715
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	208,647
			905,890
Malaysia — 0.1%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	785,000	182,500
Mexico — 0.2%
Mexico Bonos, 8.50%, 3/1/29	MXN	12,700,000	643,675
Norway — 0.1%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,510,000	140,761
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36		430,000	416,528
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		200,000	242,975
Saudi Arabia — 0.5%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	750,000	853,062
Saudi Government International Bonds, 5.625%, 1/13/35(6)		450,000	465,884
			1,318,946
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	9,350,000	283,616
United Kingdom — 0.3%
U.K. Gilts, 0.125%, 1/30/26	GBP	600,000	781,840
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,121,206)			12,135,162
CORPORATE BONDS — 2.4%
Banks — 0.6%
Avi Funding Co. Ltd. , 3.80%, 9/16/25(6)		102,000	101,763

Bank of America Corp., VRN, 5.47%, 1/23/35		120,000	121,759
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	132,570
Citigroup, Inc., VRN, 5.61%, 3/4/56		90,000	86,069
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	252,829
European Union, 0.00%, 7/4/31(7)	EUR	400,000	389,060
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	120,110
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	339,778
Wells Fargo & Co., VRN, 5.39%, 4/24/34		40,000	40,176
			1,584,114
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		34,000	33,686
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	70,685
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	43,799
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	111,980
Sprint Capital Corp., 6.875%, 11/15/28		89,000	95,218
			207,198
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	126,408
Duke Energy Progress LLC, 4.15%, 12/1/44		89,000	72,713
MidAmerican Energy Co., 5.85%, 9/15/54		30,000	30,375
Northern States Power Co., 5.10%, 5/15/53		80,000	73,014
			302,510
Financial Services — 1.1%
Gulf Gate Apartments LLC, VRN, 4.42%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	13,955
Health Care Providers and Services — 0.2%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	344,413
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	83,030
			427,443
Hotels, Restaurants and Leisure — 0.0%
MGM Resorts International, 4.625%, 9/1/26		8,000	7,940
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		40,000	40,388
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	229,120
Media — 0.0%
Comcast Corp., 5.65%, 6/1/54		85,000	82,132
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		140,000	123,188
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp. , 7.625%, 2/1/29(6)		75,000	76,698
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	93,734
			170,432
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5.50%, 4/20/26(6)		205,108	203,912
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		95,000	74,103
TOTAL CORPORATE BONDS (Cost $6,911,193)			6,614,605
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		700,000	465,485

GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)	232,822	234,918
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.67%, 10/25/29(6)	18,941	18,538
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	358,406	362,902
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)	693,837	696,460
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	585,569	591,826
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)	425,854	429,472
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	519,254	522,158
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	10,464	9,360
		3,331,119
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)	193,156	192,603
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,748,780)		3,523,722
COLLATERALIZED LOAN OBLIGATIONS — 1.1%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.27%, (3-month SOFR plus 2.01%), 4/15/30(6)	250,000	249,816
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.11%, (3-month SOFR plus 1.85%), 7/15/37(6)	675,000	676,417
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.37%, (3-month SOFR plus 2.10%), 4/22/32(6)	750,000	749,923
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.29%, (3-month SOFR plus 2.01%), 4/17/30(6)	750,000	749,453
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.63%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	250,299
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.64%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	350,512
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,025,541)		3,026,420
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	428,000	423,441
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.59%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	395,635
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(6)	396,000	400,572
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.70%, 1/6/29(6)	397,000	418,149
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.76%, (1-month SOFR plus 1.44%), 3/15/42(6)	461,000	453,817
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	323,000	324,918
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,417,706)		2,416,532
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,299
New York City GO, 6.27%, 12/1/37	40,000	43,202
North Dakota Housing Finance Agency Rev., VRDN, 4.35%, 5/7/25 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	46,318
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	79,075
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(9)	40,000	40,658
State of California GO, 7.60%, 11/1/40	65,000	78,987
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,302
TOTAL MUNICIPAL SECURITIES (Cost $1,127,100)		1,078,841
PREFERRED SECURITIES — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	319,931
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	329,924
TOTAL PREFERRED SECURITIES (Cost $805,486)		649,855
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	219,398	204,205
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	395,063
TOTAL ASSET-BACKED SECURITIES (Cost $621,421)		599,268

EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	872	486,541
iShares MSCI EAFE Small-Cap ETF	197	13,101
TOTAL EXCHANGE-TRADED FUNDS (Cost $527,286)		499,642
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Insurance — 0.0%
Allianz SE, 2.625% (Cost $245,123)	200,000	190,319
SHORT-TERM INVESTMENTS — 5.6%
Certificates of Deposit — 0.6%
Toronto-Dominion Bank, 4.39%, 1/23/26(6)	1,800,000	1,800,000
Commercial Paper(10) — 3.4%
Aquitaine Funding Co. LLC, VRN, 4.75%, 12/1/25(6)	1,725,000	1,725,000
Bank of Montreal, VRN, 4.62%, 11/26/25(6)	2,500,000	2,499,696
Intrepid Funding Co. LLC, 4.59%, 6/13/25 (LOC: Goldman Sachs International)(6)	3,250,000	3,232,584
Ionic Funding LLC, 4.56%, 6/2/25(6)	1,000,000	995,957
Ionic Funding LLC, 4.59%, 5/9/25 (LOC: Bank of America N.A.)(6)	1,000,000	998,899
		9,452,136
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,103,805	3,103,805
State Street Navigator Securities Lending Government Money Market Portfolio(11)	254,782	254,782
		3,358,587
Treasury Bills(10) — 0.4%
U.S. Treasury Bills, 4.36%, 6/3/25	1,000,000	996,140
TOTAL SHORT-TERM INVESTMENTS (Cost $15,607,498)		15,606,863
TOTAL INVESTMENT SECURITIES — 106.2% (Cost $263,900,042)		294,879,280
OTHER ASSETS AND LIABILITIES — (6.2)%		(17,183,256)
TOTAL NET ASSETS — 100.0%		$277,696,024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	415,307	AUD	661,931	Morgan Stanley	6/18/25	$(8,911)
BRL	1,059,592	USD	177,911	Citibank N.A.	6/18/25	6,825
CAD	3,978	USD	2,791	Citibank N.A.	6/27/25	102
CAD	7,568	USD	5,331	Citibank N.A.	6/27/25	174
CAD	10,464	USD	7,375	Citibank N.A.	6/27/25	237
CAD	2,811	USD	1,978	Citibank N.A.	6/27/25	67
CAD	3,966	USD	2,825	Citibank N.A.	6/27/25	60
CAD	5,122	USD	3,675	Citibank N.A.	6/27/25	51
CAD	4,524	USD	3,271	Citibank N.A.	6/27/25	20
CAD	4,767	USD	3,448	Citibank N.A.	6/27/25	20
CAD	2,439	USD	1,769	Citibank N.A.	6/27/25	6
CAD	5,431	USD	3,934	Citibank N.A.	6/27/25	17
CAD	3,762	USD	2,732	Citibank N.A.	6/27/25	5
USD	838,316	CAD	1,202,000	Morgan Stanley	6/18/25	(35,688)
USD	84,938	CAD	121,085	Citibank N.A.	6/27/25	(3,146)
USD	2,026	CAD	2,800	Citibank N.A.	6/27/25	(11)
USD	1,746	CAD	2,413	Citibank N.A.	6/27/25	(10)
CLP	48,902,131	USD	52,100	Morgan Stanley	6/18/25	(471)
USD	1,500,080	CNY	10,819,328	JPMorgan Chase Bank N.A.	5/30/25	(2,091)
COP	463,271,847	USD	109,977	Goldman Sachs & Co.	6/18/25	(1,031)

CZK	3,200,893	USD	140,146	Morgan Stanley	6/18/25	5,319
DKK	21,000	USD	3,209	Goldman Sachs & Co.	6/27/25	(10)
DKK	9,660	USD	1,405	UBS AG	6/27/25	67
DKK	7,422	USD	1,080	UBS AG	6/27/25	51
DKK	11,310	USD	1,649	UBS AG	6/27/25	74
DKK	8,247	USD	1,227	UBS AG	6/27/25	29
DKK	20,381	USD	2,996	UBS AG	6/27/25	109
DKK	16,523	USD	2,490	UBS AG	6/27/25	27
DKK	6,008	USD	919	UBS AG	6/27/25	(4)
USD	1,473	DKK	9,631	Citibank N.A.	6/27/25	5
USD	1,701	DKK	11,133	Citibank N.A.	6/27/25	5
USD	1,390	DKK	9,101	Citibank N.A.	6/27/25	3
USD	45,537	DKK	311,490	UBS AG	6/27/25	(1,923)
USD	1,389	DKK	9,160	UBS AG	6/27/25	(7)
EUR	50,000	USD	55,481	Bank of America N.A.	6/18/25	1,314
EUR	118,208	USD	134,774	Citibank N.A.	6/18/25	(500)
EUR	133,300	USD	151,813	JPMorgan Chase Bank N.A.	6/18/25	(396)
EUR	200,000	USD	219,495	Morgan Stanley	6/18/25	7,687
EUR	248,371	USD	269,076	Morgan Stanley	6/18/25	13,051
EUR	15,482	USD	16,797	Bank of America N.A.	6/27/25	799
EUR	15,970	USD	17,330	Bank of America N.A.	6/27/25	821
EUR	1,433	USD	1,555	Bank of America N.A.	6/27/25	74
EUR	1,031	USD	1,130	Bank of America N.A.	6/27/25	41
EUR	1,425	USD	1,603	Bank of America N.A.	6/27/25	17
EUR	2,193	USD	2,384	Goldman Sachs & Co.	6/27/25	108
EUR	2,295	USD	2,615	Goldman Sachs & Co.	6/27/25	(6)
EUR	16,336	USD	18,683	Goldman Sachs & Co.	6/27/25	(116)
EUR	15,681	USD	17,287	Morgan Stanley	6/27/25	535
EUR	1,996	USD	2,200	Morgan Stanley	6/27/25	68
EUR	15,158	USD	16,634	Morgan Stanley	6/27/25	594
EUR	1,067	USD	1,171	Morgan Stanley	6/27/25	42
EUR	1,235	USD	1,340	UBS AG	6/27/25	64
USD	6,487,672	EUR	5,940,613	Citibank N.A.	6/18/25	(260,332)
USD	170,015	EUR	156,250	Bank of America N.A.	6/27/25	(7,572)
USD	13,373	EUR	12,290	Bank of America N.A.	6/27/25	(596)
USD	17,843	EUR	16,086	Bank of America N.A.	6/27/25	(439)
USD	1,930	EUR	1,740	Bank of America N.A.	6/27/25	(47)
USD	1,933	EUR	1,703	Bank of America N.A.	6/27/25	(3)
USD	20,499	EUR	18,065	Bank of America N.A.	6/27/25	(33)
USD	1,478	EUR	1,294	Bank of America N.A.	6/27/25	7
USD	13,374	EUR	12,290	Goldman Sachs & Co.	6/27/25	(594)
USD	170,031	EUR	156,250	Goldman Sachs & Co.	6/27/25	(7,556)
USD	2,321	EUR	2,032	Goldman Sachs & Co.	6/27/25	12
USD	13,372	EUR	12,290	Morgan Stanley	6/27/25	(596)
USD	170,008	EUR	156,250	Morgan Stanley	6/27/25	(7,579)
USD	13,369	EUR	12,290	UBS AG	6/27/25	(599)
USD	169,968	EUR	156,250	UBS AG	6/27/25	(7,620)
GBP	80,000	USD	107,072	Bank of America N.A.	6/18/25	(437)
GBP	5,144	USD	6,553	Bank of America N.A.	6/27/25	303
GBP	5,930	USD	7,570	Bank of America N.A.	6/27/25	334
GBP	23,228	USD	30,797	Bank of America N.A.	6/27/25	166
USD	1,106,423	GBP	856,041	Morgan Stanley	6/18/25	(34,627)
USD	8,705	GBP	6,643	Bank of America N.A.	6/27/25	(149)
USD	13,272	GBP	10,389	Bank of America N.A.	6/27/25	(576)
USD	7,235	GBP	5,455	Bank of America N.A.	6/27/25	(37)

USD	124,555	GBP	96,278	Citibank N.A.	6/27/25	(3,783)
USD	6,120	GBP	4,591	Citibank N.A.	6/27/25	—
USD	124,546	GBP	96,278	Goldman Sachs & Co.	6/27/25	(3,792)
USD	7,063	GBP	5,336	Morgan Stanley	6/27/25	(50)
HUF	24,335,726	USD	65,674	Morgan Stanley	6/18/25	2,342
USD	122,375	IDR	2,022,063,999	Morgan Stanley	6/18/25	410
INR	21,674,875	USD	246,916	Bank of America N.A.	6/18/25	8,431
USD	975,059	JPY	143,376,581	Morgan Stanley	6/18/25	(33,025)
USD	331,280	MXN	6,829,311	JPMorgan Chase Bank N.A.	6/18/25	(14,914)
MYR	424,763	USD	96,681	Morgan Stanley	6/18/25	1,930
USD	136,979	NOK	1,460,298	Morgan Stanley	6/18/25	(3,391)
PEN	198,881	USD	54,166	Bank of America N.A.	6/18/25	5
PLN	768,972	USD	199,043	Morgan Stanley	6/18/25	4,152
RON	437,918	USD	95,639	Goldman Sachs & Co.	6/18/25	3,817
USD	37,659	THB	1,264,871	Citibank N.A.	6/18/25	(326)
TRY	1,677,397	USD	42,324	JPMorgan Chase Bank N.A.	6/18/25	(906)
USD	990,113	ZAR	18,196,970	Citibank N.A.	6/18/25	15,208
ZAR	17,669,619	USD	963,656	JPMorgan Chase Bank N.A.	6/18/25	(17,003)
ZAR	3,297,890	USD	173,907	Morgan Stanley	6/18/25	2,778
						$(382,520)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	29	June 2025	$2,135,714	$29,219
Euro-Bund 10-Year Bonds	7	June 2025	1,045,009	6,570
Euro-OAT 10-Year Bonds	10	June 2025	1,423,313	10,179
U.K. Gilt 10-Year Bonds	22	June 2025	2,741,952	30,455
U.S. Treasury Long Bonds	6	June 2025	699,750	(5,965)
U.S. Treasury Ultra Bonds	10	June 2025	1,210,313	(17,426)
			$9,256,051	$53,032
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	50	June 2025	$10,407,422	$(22,520)
U.S. Treasury 10-Year Notes	49	June 2025	5,498,719	(91,276)
			$15,906,141	$(113,796)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 43	Sell	5.00%	12/20/29		$2,920,000	$209,572	$(80,342)	$129,230
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR	2,500,000	47,863	(2,376)	45,487
						$257,435	$(82,718)	$174,717
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $710,451.
(4)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $436,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,042,275, which represented 9.4% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)Escrowed to maturity in U.S. government securities or state and local government securities.
(10)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(11)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $461,494, which includes securities collateral of $206,712.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$101,949,217	—	—
U.S. Treasury Securities	—	$64,688,554	—
Common Stocks	38,726,269	13,434,248	—
U.S. Government Agency Mortgage-Backed Securities	—	29,739,763	—
Sovereign Governments and Agencies	—	12,135,162	—
Corporate Bonds	—	6,614,605	—
Collateralized Mortgage Obligations	—	3,523,722	—
Collateralized Loan Obligations	—	3,026,420	—
Commercial Mortgage-Backed Securities	—	2,416,532	—
Municipal Securities	—	1,078,841	—
Preferred Securities	—	649,855	—
Asset-Backed Securities	—	599,268	—
Exchange-Traded Funds	499,642	—	—
Convertible Preferred Securities	—	190,319	—
Short-Term Investments	3,358,587	12,248,276	—
	$144,533,715	$150,345,565	—
Other Financial Instruments
Futures Contracts	—	$76,423	—
Swap Agreements	—	174,717	—
Forward Foreign Currency Exchange Contracts	—	78,383	—
	—	$329,523	—
Liabilities
Other Financial Instruments
Futures Contracts	$137,187	—	—
Forward Foreign Currency Exchange Contracts	—	$460,903	—
	$137,187	$460,903	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,307	—	$3,331	$125	$15,101	324	$(301)	$620
American Century Focused Dynamic Growth ETF(3)	5,977	$107	1,367	(402)	4,315	46	901	—
American Century Focused Large Cap Value ETF	5,765	190	762	(266)	4,927	73	359	69
American Century Multisector Income ETF	16,562	—	1,566	138	15,134	347	(200)	726
American Century Quality Diversified International ETF	8,882	324	1,096	466	8,576	159	243	98
American Century Short Duration Strategic Income ETF	1,634	—	—	(2)	1,632	32	—	67
American Century U.S. Quality Growth ETF	15,553	774	3,477	(127)	12,723	131	2,087	26
American Century U.S. Quality Value ETF	18,422	1,365	3,523	(702)	15,562	263	925	186
Avantis International Equity ETF	4,169	4,876	4,251	339	5,133	74	32	111
Avantis International Small Cap Value ETF	1,689	81	226	39	1,583	22	69	33
Avantis U.S. Equity ETF	14,198	4,260	2,380	(1,221)	14,857	164	840	135
Avantis U.S. Small Cap Value ETF	3,347	548	451	(1,038)	2,406	29	493	31
American Century Emerging Markets Bond ETF	6,061	—	7,025	964	—	—	(897)	71
	$120,566	$12,525	$29,455	$(1,687)	$101,949	1,664	$4,551	$2,173
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.